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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06537

Invesco Trust for Investment Grade New York Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Trust for Investment Grade
New York Municipals

NYSE: VTN

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
11	Financial Statements
14	Notes to Financial Statements
20	Financial Highlights
21	Approval of Investment Advisory and Sub-Advisory Contracts
23	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means trusting our research-driven insights, having confidence in our investment processes and building portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2                             Invesco Trust for Invesment Grade New York Municipals

Trust Performance

Performance summary
Cumulative total returns, 2/29/16 to 8/31/16
Trust at NAV	5.04%
Trust at Market Value	8.88
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond New York 5+ Year Investment Grade Index▼ (Style-Specific Index)	3.75
Lipper Closed-End New York Municipal Debt Funds Index∎ (Peer Group Index)	4.98

Market Price Premium to NAV as of 8/31/16	2.50
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond New York 5+ Year Investment Grade Index is composed of market value-weighted investment grade US municipal bonds that seek to measure the performance of New York issued US municipals whose maturities are greater than or equal to five years.

The Lipper Closed-End New York Municipal Debt Funds Index is an unmanaged index considered representative of closed-end New York municipal debt funds tracked by Lipper. These funds limit assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2016, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day	average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase	shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Trust for Investment Grade New York Municipals

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

∎ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                             Invesco Trust for Investment Grade New York Municipals

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.77%(a)
New York–156.18%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB(b)(c)	5.75%	11/15/2017	$1,000	$1,062,610
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(d)	5.00%	12/15/2025	500	568,240
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB(b)(c)	6.25%	11/15/2020	2,360	2,886,469
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	3,700	4,202,978
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(e)	0.00%	07/15/2034	8,315	4,169,307
Series 2009, PILOT RB(b)(c)	6.25%	01/15/2020	1,565	1,851,145
Series 2009, RB(b)(c)	6.38%	01/15/2020	1,025	1,216,665
Series 2016 A, PILOT Ref. RB(f)	5.00%	07/15/2042	10,055	12,218,937
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,825,777
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,379,095
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	2,085	2,461,259
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB(g)(h)	5.00%	01/01/2035	2,700	3,114,801
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	650	746,551
Series 2012, RB	5.00%	08/01/2042	2,250	2,550,915
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	2,840	3,364,917
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	2,400	2,426,472
Erie (County of) Industrial Development Agency (City of Buffalo School District);
Series 2011 A, School Facility RB(f)	5.25%	05/01/2028	2,500	2,965,700
Series 2011 A, School Facility RB(f)	5.25%	05/01/2030	2,710	3,180,592
Series 2011 A, School Facility RB(f)	5.25%	05/01/2031	1,000	1,172,170
Series 2015, Ref. RB(f)	5.00%	05/01/2026	5,000	6,426,100
Series 2015, Ref. RB(f)	5.00%	05/01/2027	2,500	3,189,425
Series 2015, Ref. RB(f)	5.00%	05/01/2028	2,500	3,165,975
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,225	3,225,258
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/2039	3,115	3,449,239
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/2047	3,160	3,728,484
Long Island Power Authority;
Series 2006 E, Electric System General RB	5.00%	12/01/2017	1,975	1,996,962
Series 2009 A, Electric System General RB(b)(c)	6.25%	04/01/2019	1,860	2,124,064
Series 2009 A, Electric System General RB	5.75%	04/01/2039	635	705,606
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(b)(c)	5.25%	11/15/2019	1,535	1,758,373
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/2034	500	566,005
Series 2012 H, RB	5.00%	11/15/2030	750	907,388
Series 2013 E, RB	5.00%	11/15/2030	2,750	3,348,345
Subseries 2011 B-2, Dedicated Tax Fund RB	5.00%	11/15/2032	1,360	1,619,638
Subseries 2014 D-1, Transportation RB	5.25%	11/15/2044	1,850	2,283,954
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	880	1,010,249
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,205,440
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB	5.00%	07/01/2036	2,030	2,346,700
Series 2013 A, RB	5.00%	07/01/2038	1,000	1,179,500
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	420	423,570
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	152	18,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	$1,000	$1,174,100
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	2,070	2,414,013
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	2,250	2,567,250
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,003,600
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	1,250	1,249,913
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS–NATL)(d)(h)	5.75%	12/01/2022	2,000	2,043,980
Series 1997 6, Special Obligation RB (INS–NATL)(d)(h)	5.75%	12/01/2025	2,500	2,549,875
Series 2010, Special Obligation RB	6.00%	12/01/2042	1,930	2,268,811
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB(f)(h)	5.00%	11/01/2025	10,000	10,619,900
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/2021	2,445	2,716,297
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(d)	5.25%	11/01/2037	3,700	3,894,398
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(d)	5.00%	01/01/2036	2,860	2,895,207
New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	3,000	3,385,320
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	600	688,020
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,000	3,634,290
Series 2014 EE, Ref. Water & Sewer System RB	5.00%	06/15/2045	1,025	1,235,884
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	2,950	3,205,470
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	1,650	1,809,819
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2027	4,500	4,978,350
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2039	2,500	2,749,475
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2028	625	694,706
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2029	500	555,480
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2030	500	555,200
Subseries 2011 D-1, Future Tax Sec. RB(f)	5.00%	11/01/2033	13,500	16,030,035
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	1,135	1,340,367
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	1,880	2,109,398
New York (City of) Trust for Cultural Resources (The Museum of Modern Art);
Series 2008 1A, Ref. RB(b)(c)	5.00%	10/01/2018	1,550	1,690,973
Series 2008 1A, Ref. RB(b)(c)(f)	5.00%	10/01/2018	2,250	2,454,638
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/2033	2,000	2,440,620
New York (City of);
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.50%	11/15/2018	4,050	4,480,110
Subseries 2008 A-1, Unlimited Tax GO Bonds(f)	5.25%	08/15/2027	1,140	1,240,126
Subseries 2008 A-1, Unlimited Tax GO Bonds(f)	5.25%	08/15/2028	1,140	1,239,898
Subseries 2008 G-1, Unlimited Tax GO Bonds(b)(c)	6.25%	12/15/2018	390	439,592
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	11,308
Subseries 2008 I-1, Unlimited Tax GO Bonds(f)	5.00%	02/01/2026	10,000	10,609,100
Subseries 2008 L-1, Unlimited Tax GO Bonds(f)	5.00%	04/01/2027	10,000	10,674,600
Subseries 2009 I-1, Unlimited Tax GO Bonds(b)(c)	5.25%	04/01/2019	195	217,942
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/2032	3,305	3,693,602
New York (Counties of) Tobacco Trust; Subseries 2005 S1, Pass Through CAB RB(e)	0.00%	06/01/2038	10,815	2,958,119
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, Ref. RB	5.75%	07/01/2033	540	600,318
Series 2012 A, RB	5.00%	07/01/2028	1,000	1,165,280
Series 2012 A, RB	5.00%	07/01/2029	1,000	1,163,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(d)	5.50%	05/15/2027	$700	$941,269
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(d)	5.50%	05/15/2030	1,750	2,440,130
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(d)	5.50%	05/15/2031	445	629,319
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	2,720	3,197,904
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (INS–AGM)(d)	5.75%	11/01/2040	1,255	1,479,407
New York (State of) Dormitory Authority (Cornell University); Series 2010 A, RB	5.00%	07/01/2040	1,000	1,146,190
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/2036	2,150	2,426,339
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(d)	5.25%	07/01/2028	2,065	2,576,294
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB(b)(c)	5.00%	07/01/2018	1,415	1,527,931
Series 2011 A, RB	5.13%	07/01/2029	500	591,630
Series 2014, RB	5.00%	07/01/2044	1,000	1,186,980
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(f)	5.00%	03/15/2030	3,000	3,537,900
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,387,343
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS–AGC)(d)	5.00%	07/01/2041	2,715	2,810,758
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS–NATL)(d)	5.50%	07/01/2023	3,750	4,697,212
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, RB (INS–AGM)(d)	5.00%	02/15/2027	255	259,911
Series 2007 F, RB(b)(c)	5.00%	02/15/2017	2,245	2,290,865
Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(d)(h)	5.25%	02/15/2028	1,890	2,036,021
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	2,125	2,411,471
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(b)(c)	5.13%	07/01/2019	1,750	1,967,123
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB(b)(c)	6.00%	07/01/2020	500	599,530
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS–AMBAC)(d)	5.50%	07/01/2031	2,500	3,421,200
Series 2001 1, RB (INS–BHAC)(d)	5.50%	07/01/2031	1,115	1,502,541
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2009 A, RB(b)(c)	5.50%	05/01/2019	1,250	1,410,888
Series 2011 A, RB	5.00%	05/01/2032	500	580,910
Subseries 2005 A, RB(b)(c)	5.00%	11/01/2016	2,125	2,141,320
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB(g)	5.00%	12/01/2045	1,075	1,214,600
New York (State of) Dormitory Authority (Pace Universiry); Series 2013 A, RB	5.00%	05/01/2025	1,120	1,297,632
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(b)(c)	5.00%	05/01/2023	25	30,814
Series 2013 A, RB(b)(c)	5.00%	05/01/2023	30	36,977
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,440,447
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2044	1,085	1,265,924
Series 2016, Ref. RB	5.00%	07/01/2039	500	613,250
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, RB(b)(c)	5.13%	07/01/2019	1,000	1,126,170
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,750	1,993,810
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	1,870	2,141,113
New York (State of) Dormitory Authority (Sales Tax); Series 2014 A, State Supported Debt RB	5.00%	03/15/2044	2,460	2,974,066
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 D, RB(b)(c)	5.75%	10/01/2018	2,500	2,764,225
Series 2011 A, RB	5.00%	10/01/2025	1,195	1,402,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	$2,780	$3,275,507
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	1,500	1,652,730
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 B, RB	5.25%	05/15/2019	2,405	2,579,819
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	2,815	3,388,697
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/2040	2,755	3,190,207
Series 2011, Ref. RB	5.00%	07/01/2031	1,750	2,012,465
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,439,425
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(b)(c)	5.00%	10/01/2019	465	526,719
Series 2009 C, School Districts Bond Financing Program RB (INS–AGC)(d)	5.00%	10/01/2024	35	39,005
Series 2010 E, General Purpose Personal Income Tax RB	5.00%	02/15/2040	500	564,055
Series 2014 C, Personal Income Tax RB(f)	5.00%	03/15/2041	6,000	7,263,120
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 B, VRD RB (LOC–Landesbank Hessen-Thüringen)(i)(j)	0.64%	05/01/2042	9,000	9,000,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	1,770	2,097,592
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	410	452,538
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB(b)(c)	5.00%	10/01/2018	1,000	1,090,190
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,873,895
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,000	1,238,790
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(f)	5.00%	12/15/2032	12,500	15,461,125
New York City Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/2030	2,780	3,112,432
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(g)	5.00%	11/15/2044	2,895	3,368,130
Series 2014, Class 3, Ref. Liberty RB(g)	7.25%	11/15/2044	1,085	1,440,468
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	2,125	2,491,392
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB(f)	5.00%	09/15/2040	14,445	17,105,625
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	3,215	3,687,412
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	2,785	3,161,309
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,145	3,066,728
New York Local Government Assistance Corp.; Series 1993 C, Ref. RB	5.50%	04/01/2017	960	984,058
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/2039	1,905	2,162,880
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,570	1,863,150
New York State Urban Development Corp.;
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	812,550
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2025	2,000	2,166,420
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(h)	5.00%	08/01/2031	2,055	2,264,240
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(f)(h)	5.25%	01/01/2050	12,000	14,082,240
Niagara Falls (City of) Public Water Authority; Series 2005, Water & Sewer System RB (INS–SGI)(d)	5.00%	07/15/2026	1,000	1,002,390
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(h)	5.00%	04/01/2028	1,000	1,174,530
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	725	848,410
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(d)	5.00%	06/15/2023	940	1,157,356
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility);
Series 1999 A, Civic Facility RB	5.88%	12/01/2029	475	475,983
Series 1999 B, Civic Facility RB	6.00%	12/01/2019	290	290,977
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	2,435	2,709,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(b)(c)	5.13%	07/01/2019	$2,250	$2,532,532
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2045	1,435	1,603,900
Rockland (County of) Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(e)	0.00%	08/15/2045	8,500	1,269,730
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(f)	5.00%	10/15/2031	7,235	9,132,885
Saratoga (County of) Industrial Development Agency (Saratoga Hospital); Series 2007 B, Civic Facility RB	5.13%	12/01/2027	1,000	1,047,650
Saratoga (County of) Water Authority; Series 2016, Ref. Water System RB	4.00%	09/01/2048	2,750	3,141,737
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(g)	5.38%	01/01/2027	1,550	1,555,642
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/2028	1,000	1,004,800
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	1,035	1,177,685
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,274,734
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(h)	5.00%	11/01/2036	500	552,805
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,000	1,137,890
Series 2013 A, RB	5.00%	07/01/2032	750	838,560
Series 2013 A, RB	5.00%	07/01/2038	2,000	2,208,900
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	750	861,473
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. Sub. CAB RB(e)	0.00%	11/15/2032	2,000	1,306,120
Series 2013 C, RB(f)	5.00%	11/15/2038	7,210	8,585,740
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB	5.00%	09/01/2030	2,500	2,832,225
Series 2010 A, RB	5.13%	09/01/2040	985	1,122,979
TSASC, Inc.;
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2034	2,270	2,272,338
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	1,970	1,966,769
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,107,450
Series 2009 A, Ref. RB	5.00%	07/01/2026	815	901,129
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2045	2,235	2,246,175
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,200	1,288,404
				475,536,789

Guam–5.01%
Guam (Territory of) (Section 30);
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2033	2,000	2,413,380
Series 2009 A, Limited Obligation RB(b)(c)	5.63%	12/01/2019	860	992,345
Series 2009 A, Limited Obligation RB(b)(c)	5.75%	12/01/2019	500	578,945
Guam (Territory of) International Airport Authority;
Series 2013 C, General RB(h)	6.25%	10/01/2034	1,500	1,840,095
Series 2013 C, General RB (INS–AGM)(d)(h)	6.00%	10/01/2034	950	1,154,278
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	1,020	1,143,961
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,370	1,526,125
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	3,500	3,867,605
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	1,125	1,254,724
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	435	479,666
				15,251,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–1.58%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	$785	$900,136
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	1,880	1,960,201
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,950	1,952,847
				4,813,184
TOTAL INVESTMENTS(k)–162.77% (Cost $447,479,627)				495,601,097
FLOATING RATE NOTE OBLIGATIONS–(32.56)%
Notes with interest and fee rates ranging from 1.09% to 1.23% at 08/31/2016, and contractual maturities of collateral ranging from 11/01/2025 to 01/01/2050 (See Note 1J)(l)				(99,150,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.69)%				(90,384,502)
OTHER ASSETS LESS LIABILITIES–(0.52)%				(1,590,144)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$304,476,451

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds

GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $10,693,641, which represented 3.51% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Trust’s investments with a value of $169,889,042 are held by TOB Trusts and serve as collateral for the $99,150,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2016

Revenue Bonds	84.3%
Pre-refunded Bonds	8.0
General Obligation Bonds	5.9
Other	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Trust for Investment Grade New York Municipals

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $447,479,627)	$495,601,097
Receivable for:
Investments sold	12,032,014
Interest	5,127,528
Custody expenses reimbursed	37,511
Investment for trustee deferred compensation and retirement plans	12,180
Other assets	10,978
Total assets	512,821,308

Liabilities:
Floating rate note obligations	99,150,000
Variable rate muni term preferred shares ($0.01 par value, 904 shares issued with liquidation preference of $100,000 per share)	90,384,502
Payable for:
Investments purchased	17,372,870
Amount due custodian	1,275,772
Accrued interest expense	113,543
Accrued trustees’ and officers’ fees and benefits	3,646
Accrued other operating expenses	30,838
Trustee deferred compensation and retirement plans	13,686
Total liabilities	208,344,857
Net assets applicable to common shares	$304,476,451

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$281,701,366
Undistributed net investment income	286,479
Undistributed net realized gain (loss)	(25,632,864)
Net unrealized appreciation	48,121,470
$304,476,451

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	19,474,682
Net asset value per common share	$15.63
Market value per common share	$16.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Trust for Investment Grade New York Municipals

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$9,497,288
Other income	134,715
Total investment income	9,632,003

Expenses:
Advisory fees	1,322,486
Administrative services fees	37,533
Interest, facilities and maintenance fees	1,253,596
Transfer agent fees	18,087
Trustees’ and officers’ fees and benefits	10,931
Registration and filing fees	12,497
Reports to shareholders	9,781
Professional services fees	17,078
Taxes	216,250
Other	16,499
Total expenses	2,914,738
Less: Fees waived	(261,890)
Net expenses	2,652,848
Net investment income	6,979,155

Realized and unrealized gain from:
Net realized gain from investment securities	508,858
Change in net unrealized appreciation of investment securities	7,416,413
Net realized and unrealized gain	7,925,271
Net increase in net assets from operations applicable to common shares	$14,904,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Trust for Investment Grade New York Municipals

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$6,979,155	$16,935,371
Net realized gain (loss)	508,858	(2,148,682)
Change in net unrealized appreciation	7,416,413	2,572,169
Net increase in net assets from operations applicable to common shares	14,904,426	17,358,858
Distributions to shareholders from net investment income	(8,269,741)	(16,061,672)
Increase from transactions in common shares of beneficial interest	288,267	—
Net increase in net assets applicable to common shares	6,922,952	1,297,186

Net assets applicable to common shares:
Beginning of period	297,553,499	296,256,313
End of period (includes undistributed net investment income of $286,479 and $1,577,065, respectively)	$304,476,451	$297,553,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Trust for Investment Grade New York Municipals

Statement of Cash Flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$14,904,426

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(40,337,661)
Purchases of short-term investments, net	(1,100,000)
Proceeds from sales of investments	28,791,093
Amortization of premium	1,324,799
Accretion of discount	(277,675)
Decrease in interest receivables and other assets	280,743
Decrease in accrued expenses and other payables	(1,850)
Net realized gain from investment securities	(508,858)
Net change in unrealized appreciation on investment securities	(7,416,413)
Net cash provided by (used in) operating activities	(4,341,396)

Cash provided by financing activities:
Dividends paid to common shareholders from net investment income	(8,027,023)
Increase in payable for amount due custodian	1,193,419
Proceeds from TOB Trusts	20,500,000
Repayments of TOB Trusts	(9,325,000)
Net cash provided by financing activities	4,341,396
Net increase in cash and cash equivalents	—
Cash and cash equivalents beginning of period	—
Cash and cash equivalents end of period	$—

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$288,267

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,199,085

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Trust for Investment Grade New York Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal as well as from New York State and New York City income taxes, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its total assets in New York municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

14                         Invesco Trust for Investment Grade New York Municipals

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker

15                         Invesco Trust for Investment Grade New York Municipals

dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are restated in the Trust’s financial statements for purposes of GAAP).

16                         Invesco Trust for Investment Grade New York Municipals

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser had voluntarily agreed, through June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.69%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. This agreement was terminated on June 30, 2016.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $261,890.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2016, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Trust engaged in securities purchases of $3,100,283 and securities sales of $11,000,938, which did not result in any realized gain (loss).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $85,931,429 and 1.31%, respectively.

17                         Invesco Trust for Investment Grade New York Municipals

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 29, 2016 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$15,077,563	$—	$15,077,563
February 28, 2018	813,819	—	813,819
Not subject to expiration	1,869,243	7,026,930	8,896,173
	$17,760,625	$7,026,930	$24,787,555

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2016 was $57,698,058 and $40,823,107, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$47,223,069
Aggregate unrealized (depreciation) of investment securities	(7,041)
Net unrealized appreciation of investment securities	$47,216,028

Cost of investments for tax purposes is $448,385,069.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Beginning shares	19,459,258	19,459,258
Shares issued through dividend reinvestment	15,424	—
Ending shares	19,474,682	19,459,258

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 768 Series 2015/6-VTN VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. In addition, the Trust issued 136 Series 2015/6-VTN VMTP Shares in connection with the reorganization of Invesco New York Quality Municipal Securities into the Trust with a liquidation preference of $100,000 per share. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. On December 5, 2014, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2017, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

18                         Invesco Trust for Investment Grade New York Municipals

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1% to 4% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2016 were $90,400,000 and 1.37%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2016	$0.0571	September 14, 2016	September 30, 2016
October 3, 2016	$0.0571	October 14, 2016	October 31, 2016

19                         Invesco Trust for Investment Grade New York Municipals

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31 2016		Years ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value per common share, beginning of period	$15.29		$15.22	$14.36	$15.97	$15.60	$13.42
Net investment income(a)	0.34		0.87	0.85	0.89	0.89	0.97
Net gains (losses) on securities (both realized and unrealized)	0.42		0.03	0.87	(1.49)	0.48	2.23
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	(0.00)	(0.01)
Total from investment operations	0.76		0.90	1.72	(0.60)	1.37	3.19
Less dividends paid to common shareholders from net investment income	(0.42)		(0.83)	(0.86)	(1.01)	(1.00)	(1.01)
Net asset value per common share, end of period	$15.63		$15.29	$15.22	$14.36	$15.97	$15.60
Market value per common share, end of period	$16.02		$15.12	$13.71	$14.30	$16.60	$16.10
Total return at net asset value(b)	5.04%		6.52%	12.68%	(3.48)%	9.05%	24.64%
Total return at market value(c)	8.88%		16.94%	1.93%	(7.53)%	9.83%	28.25%
Net assets applicable to common shares, end of period (000’s omitted)	$304,476		$297,553	$296,256	$279,380	$310,485	$237,815
Portfolio turnover rate(d)	9%		10%	12%	11%	6%	17%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.74	%(e)	1.22%	1.35%	1.33%	1.36%	1.36	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.92	%(e)	0.70%	0.72%	0.72%	0.85%	1.08	%(f)
Without fee waivers and/or expense reimbursements	1.91	%(e)	1.51%	1.65%	1.69%	1.57%	1.40	%(f)
Ratio of net investment income before preferred share dividends	4.58	%(e)	5.79%	5.71%	6.14%	5.62%	6.77%
Preferred share dividends	N/A		N/A	N/A	N/A	0.02%	0.08%
Ratio of net investment income after preferred share dividends	4.58	%(e)	5.79%	5.71%	6.14%	5.60%	6.69%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(g)	$90,400		$90,400	$90,400	$90,400	$90,400	$76,850
Asset coverage per preferred share(g)(h)	$436,810		$429,152	$427,707	$408,976	$443,320	$102,363
Liquidating preference per preferred share(g)	$100,000		$100,000	$100,000	$100,000	$100,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $69,348,946 and sold of $2,218,200 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco New York Quality Municipal Securities into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $301,971.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	For the year ended February 29, 2012, amounts are based on ARPS outstanding.
(h)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.

N/A = Not Applicable

20                         Invesco Trust for Investment Grade New York Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Trust for Investment Grade New York Municipals (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End New York Municipal Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management

21                         Invesco Trust for Investment Grade New York Municipals

fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

22                         Invesco Trust for Investment Grade New York Municipals

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Trust for Investment Grade New York Municipals (the “Fund”) was held on August 26, 2016. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	Albert R. Dowden	16,935,657	706,067
	Eli Jones	16,907,742	733,982
	Raymond Stickel, Jr.	16,931,597	710,127
(2)	Prema Mathai-Davis	904	0

23                         Invesco Trust for Investment Grade New York Municipals

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.
Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06537	VK-CE-IGNYM-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Trust for Investment Grade New York Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.